UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____      Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported) __________

Commission File Number of securitizer: __________

Central Index Key Number of securitizer: __________

_______________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

   X         Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

PFP 2026-13, Ltd. and PFP 2026-13, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0002100128

Central Index Key Number of issuing entity (if applicable): 0002101018

Central Index Key Number of underwriter (if applicable): __________

Jon Brayshaw (212) 231-9071

Name and telephone number, including area code, of the person to contact in connection with this filing

 INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

See attached Report of Independent Accountants on Applying Agreed-Upon Procedures, dated December 30, 2025, which was obtained by the addressee thereof, attached as Exhibit 99.1 to this Form ABS-15G.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not applicable.

Exhibits.

99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated December 30, 2025

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: December 30, 2025

PFP 2026-13, Ltd.

/s/ Jon W. Brayshaw

Jon W. Brayshaw, Director

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated December 30, 2025